SHARE CAPITAL (Details 5)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of classes of share capital [abstract]
Warrants, outstanding, beginning | shares	27,318,027	25,758,030	13,480,600
Warrants, issued | shares	0	5,061,417	12,453,680
Warrants, exercised | shares	(651,430)	(3,445,420)	(150,000)
Warrants, expired | shares	0	(56,000)	(26,250)
Warrants, outstanding, ending | shares	26,666,597	27,318,027	25,758,030
Weighted average exercise price, beginning | $ / shares	$ 0.44	$ 0.44	$ 0.47
Weighted average exercise price, issued | $ / shares	0.00	0.40	0.41
Weighted average exercise price, exercised | $ / shares	0.38	0.39	0.40
Weighted average exercise price, expired | $ / shares	0.00	0.40	0.70
Weighted average exercise price, outstanding, ending | $ / shares	$ 0.44	$ 0.44	$ 0.44